Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Aggregate amounts of loans to related parties	$ 596,000	$ 569,000	$ 382,000
Loan originations to related parties	50,000	555,000
Repayments to related party loans	23,000	368,000
Related party unfunded commitments	$ 150,000	$ 0	$ 233,000